Secured bank loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Secured Bank Loans and Other Loans [Abstract]
Secured bank loans

	September 30, 2012	December 31, 2011

Short-term loans - note 12(a)	$11,020,024	$7,227,520
Current maturities of long-term bank loans	85,419	1,808,540

	$11,105,443	$9,036,060

Long-term bank loans - note 12(b)	$229,099	$2,015,307
Less: current maturities	(85,419)	(1,808,540)

	$143,680	$206,767

(a)	The weighted average interest rates for short-term loans as of September 30, 2012 and December 31, 2011 were 7.16% and 7.73% per annum, respectively.

(b)	The long-term loans as of September 30, 2012 bear interest rates from 9.165% which are adjusted on an annual basis in accordance with the loan rate published by the People’s Bank of China.

Short-term loans - Note 16(a)	$7,227,520	$7,085,520
Current maturities of long-term bank loan	1,808,540	1,812,698

	$9,036,060	$8,898,218

Long-term bank loans - Note 16(b)	$2,015,307	$3,754,305
Less: current maturities	(1,808,540)	(1,812,699)

	$206,767	$1,941,606

(a)	The weighted average interest rates for short-term loans as of December 31, 2011 and 2010 were 7.73% and 5.84% per annum, respectively.

(b)	The long-term loans as of December 31, 2011 bear interest at variable rates ranging from PRC benchmark rate plus 7.68% per annum.

Banking facilities
Facilities granted	Granted	Amount Utilized	Unused
Bills payable, net of restricted cash	$4,373,276	$1,800,390	$2,572,886
Secured bank loans	$11,249,123	$11,249,123	$-

	As of December 31,
	2011		2010
	Bills	Secured	Bills	Secured
	Payable	Bank Loans	Payable	Bank Loans

Granted	$2,985,280	$9,242,827	$1,589,700	$10,839,824

Amount utilized	$1,052,096	$9,242,827	$1,334,868	$10,839,824

Unused	$1,933,184	$-	$254,832	$-

Summery of long-term bank loans payable
	September 30, 2012	December 31, 2011

Within one year	$85,419	$1,808,540
After one year but within two years	93,584	87,154
After two years but within three years	50,096	94,689
After three years but within four years	-	24,924

	$229,099	$2,015,307

Year

2012	$1,808,540
2013	87,154
2014	94,689
2015	24,924

$2,015,307